OPERATING EXPENSES (Tables)	9 Months Ended
Sep. 30, 2025
OPERATING EXPENSES
Schedule of operating expense main components

	Three month period ended		Nine month period ended
	September 30,		September 30,
	2025	2024	2025	2024

Cost of equipment	Profit (loss)
Inventory balance at the beginning of the year (*)	(137,589)	(68,219)	(83,216)	(87,371)
Plus:
Acquisitions through business combination (**)	—	—	(72,074)	—
Purchases	(33,952)	(74,686)	(175,944)	(172,809)
Other	1,949	1,721	4,888	9,893
Less:
Inventory balance at the end of the period (*)	101,606	76,667	101,606	76,667
	(67,986)	(64,517)	(224,740)	(173,620)

(*) Without considering allowance for obsolescence.
(**) See Note 16.

Schedule of operating expenses disclosed per function

	Operating	Administration	Commercialization	Other	Total	Total
Concept	costs	costs	costs	expenses	09.30.25	09.30.24
Employee benefit expenses and severance payments	(651,736)	(329,526)	(377,353)	—	(1,358,615)	(915,085)
Interconnection costs and transmission costs	(200,813)	—	—	—	(200,813)	(112,382)
Fees for services, maintenance, materials and supplies	(262,718)	(162,172)	(289,663)	—	(714,553)	(506,572)
Taxes and fees with the Regulatory Authority	(478,405)	1,166	(7,776)	—	(485,015)	(293,654)
Commissions and advertising	—	—	(297,533)	—	(297,533)	(204,778)
Cost of equipment and handsets	(224,740)	—	—	—	(224,740)	(173,620)
Programming and content costs	(266,780)	—	—	—	(266,780)	(212,992)
Bad debt expenses	—	—	(97,299)	—	(97,299)	(77,335)
Other operating expenses, net	(158,003)	(56,262)	(46,561)	—	(260,826)	(178,313)
Depreciation, amortization and impairment of Fixed and intangible assets	(1,152,212)	(141,267)	(70,648)	61	(1,364,066)	(1,223,579)
Total as of 09.30.25	(3,395,407)	(688,061)	(1,186,833)	61	(5,270,240)
Total as of 09.30.24	(2,580,193)	(487,329)	(832,139)	1,351	—	(3,898,310)